UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Vantage Investment Partners, LLC.
Address: 	8500 Shawnee Mission Parkway, Suite 220
		Merriam, Kansas 66202

Form 13F File Number: 28-14607

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	John Woolway
Title: 	President
Phone: 	(913) 895 0456

Signature, Place, and Date of Signing:
John Woolway, CFA	Merriam, Kansas		May 3,2013
 [Signature] 		[City, State] 		[Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number Name
28-
[Repeat as necessary.]

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	57
Form 13F Information Table Value Total: 	249,186 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F ile number(s) of all institutional investment managers with respect to which this report is filed, other than the manager iling this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE
28-
[Repeat as necessary.]


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FORM 13F INFORMATION TABLE

							      FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- ----------------
3M Co				cs	88579y101	2224	20500	SH	Sole	20500
Apple Inc			cs	037833100	261	590	SH	Sole	590
AT&T Inc			    cs	    00206r102	    2231    59472   SH      Sole    59472
Berkshire Hathaway Inc Cl A	cs	084670108	5314	34	SH	Sole	34
Capitol Federal Financial Inc	cs	14057j101	2535	210000	SH	Sole	210000
Chevron Corp			cs	166764100	2070	17027	SH	Sole	17027
Citigroup Inc			cs	172967424	358	8100	SH	Sole	8100
Coca-Cola Co			cs	191216100	2143	48740	SH	Sole	48740
Colgate Palmolive Co		cs	194162103	2288	17399	SH	Sole	17399
ConocoPhillips			cs	20825c104	1974	32124	SH	Sole	32124
Du Pont E I de Nemours & Co     cs	    263534109       1608    31760   SH      Sole    31760
Duke Energy Corp		cs	26441c204	2262	30491	SH	Sole	30491
Emerson Electric Co		cs	291011104	1823	31857	SH	Sole	31857
Exxon Mobil Corp		cs	30231g102	2053	22327	SH	Sole	22327
Fiserv Co.			cs	337738108	335	3808	SH	Sole	3808
Ford Motor Co			cs	345370860	137847	9497975	SH	Sole	9497975
General Motors Co		cs	37045v100	293	9532	SH	Sole	9532
Honeywell Intl Inc		cs	438516106	2049	26525	SH	Sole	26525
Intel Corp			cs	458140100	1763	71601	SH	Sole	71601
International Business Machine	cs	459200101	956	4296	SH	Sole	4296
Johnson & Johnson		    cs	    478160104       1961    23394   SH      Sole    23394
Kimberly Clark Corp		cs	494368103	1855	18415	SH	Sole	18415
Kraft Foods Group Inc		cs	50076q106	1903	35968	SH	Sole	35968
Lilly Eli & Co		    cs	    532457108       2400    42265   SH      Sole    42265
Lockheed Martin Corp		cs	539830109	2018	19168	SH	Sole	19168
McDonalds Corp			cs	580135101	2948	25066	SH	Sole	25066
Microsoft Corp			cs	594918104	1609	54560	SH	Sole	54560
O'Reilly			cs	67103H107	1724	8000	SH	Sole	8000
PepsiCo Inc			cs	713448108	2110	26034	SH	Sole	26034
Procter & Gamble Co		    cs	    742718109	    2122    26875   SH      Sole    26875
Prophase Labs			cs	74345W108	685	433335	SH	Sole	433335
United Parcel Service Inc Cl B	cs	911312106	2454	24462	SH	Sole	24462
United Technologies Corp	cs	913017109	2200	23047	SH	Sole	23047
Verizon Communications Inc	cs	92343v104	2392	47461	SH	Sole	47461
Wal Mart Stores Inc		cs	931142103	2091	25390	SH	Sole	25390
Walgreen Co			cs	931422109	359	7525	SH	Sole	7525
Toyota Motor Corp Sp ADR	ad	892331307	15008	146222	SH	Sole	146222
Zions Bancorp			cs	989701107	587	23487	SH	Sole	23487
Alps ETF Tr Alerian MLP			00162q866	2176	120420	SH	Sole	120420
iShares Tr DJ Select Div Index		464287168	17505	276111	SH	Sole	276111
iShares Tr Russell 1000 Growth		464287614	17	245	SH	Sole	245
SPDR Dow Jones Industrial Avrg		78467x109	17	120	SH	Sole	120
Vanguard Index Funds REIT ETF		922908553	8	107	SH	Sole	107
Vanguard Whitehall Funds Inc H		921946406	3725	67969	SH	Sole	67969
DFA Inv Dimensions Group Inc E		233203421	208	10294	SH	Sole	10294
DFA Inv Dimensions Group Inc I		233203371	592	53260	SH	Sole	53260
DFA Inv Dimensions Group Inc I		233203348	72	13149	SH	Sole	13149
DFA Inv Dimensions Group Inc I		233203736	213	12370	SH	Sole	12370
DFA Inv Dimensions Group Inc I		233203629	214	12654	SH	Sole	12654
DFA Inv Dimensions Group Inc L		233203827	338	13062	SH	Sole	13062
DFA Inv Dimensions Group Inc R		233203835	248	8765	SH	Sole	8765
DFA Inv Dimensions Group Inc U		233203413	599	43533	SH	Sole	43533
DFA Inv Dimensions Group Inc U		233203595	531	27401	SH	Sole	27401
DFA US Core Equity 2			233203397	1935	141959	SH	Sole	141959
Dimensional Global 60/40 Cl I		25434d658	357	25042	SH	Sole	25042
Dimensional Inv Group Inc Glob		25434d674	1324	86156	SH	Sole	86156
MFA Financial Inc		cs	55272x102	294	23702	SH	Sole	23702
				57	Data Records	249186	0 Other Managers

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